Fees Summary	Aug. 10, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	73,007.26
Total Transaction Valuation	528,655,000.00
Total Offset Amount	0.00
Net Fee	$ 73,007.26
Offering Table N/A
Offset Table N/A	N/A